Credit risk exposure and allowances - Disclosure of Impairment Losses (Details) - 12 months ended Dec. 31, 2019 - Accumulated impairment [member] - Financial assets at amortized cost and fair value through other comprehensive income, category [member]
$ in Thousands
	ARS ($)	USD ($)
Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 342,064,859
Loss allowances on loan commitments and financial guarantees	41,089,190
Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,133,841)
Loss allowances on loan commitments and financial guarantees	209,069
Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(466,928)
Loss allowances on loan commitments and financial guarantees	1,160,904
Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	154,297
Loss allowances on loan commitments and financial guarantees	(56,820)
Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(708,779)
Loss allowances on loan commitments and financial guarantees	9,290
Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(25,543,049)
Loss allowances on loan commitments and financial guarantees	13,284,732
New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	809,719,992
New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees		$ 28,876,499
Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(790,501,490)
Loss allowances on loan commitments and financial guarantees	(18,517,374)
Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,757,398)
Loss allowances on loan commitments and financial guarantees	(59)
Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	19,312,853
Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	50,098,362
Loss allowances on loan commitments and financial guarantees	1,529,904
Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(142,490,969)
Loss allowances on loan commitments and financial guarantees	(17,877,575)
Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	253,349,132
Loss allowances on loan commitments and financial guarantees	49,707,760
Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,398,777)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	327,925,133
Loss allowances on loan commitments and financial guarantees	39,209,944
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(111,176,893)
Loss allowances on loan commitments and financial guarantees	(7,591,961)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	48,661,263
Loss allowances on loan commitments and financial guarantees	4,876,494
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,007,526)
Loss allowances on loan commitments and financial guarantees	(204,536)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	345,667
Loss allowances on loan commitments and financial guarantees	153,721
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(28,781,895)
Loss allowances on loan commitments and financial guarantees	13,519,915
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	765,553,105
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees		26,476,565
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(725,044,965)
Loss allowances on loan commitments and financial guarantees	(16,266,775)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	18,943,123
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	43,015,905
Loss allowances on loan commitments and financial guarantees	1,346,750
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(126,785,150)
Loss allowances on loan commitments and financial guarantees	(16,707,535)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	209,405,532
Loss allowances on loan commitments and financial guarantees	44,812,582
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,242,235)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,759,689
Loss allowances on loan commitments and financial guarantees	1,841,386
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	108,474,511
Loss allowances on loan commitments and financial guarantees	7,800,964
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(49,007,441)
Loss allowances on loan commitments and financial guarantees	(3,715,517)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,889,184)
Loss allowances on loan commitments and financial guarantees	(46,206)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	361,235
Loss allowances on loan commitments and financial guarantees	8,878
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,963,358
Loss allowances on loan commitments and financial guarantees	(244,784)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	40,147,294
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees		2,359,357
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(62,071,228)
Loss allowances on loan commitments and financial guarantees	(2,223,714)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12)
Loss allowances on loan commitments and financial guarantees	(12)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	219,451
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,549,562
Loss allowances on loan commitments and financial guarantees	179,851
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12,011,291)
Loss allowances on loan commitments and financial guarantees	(1,149,730)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	34,336,351
Loss allowances on loan commitments and financial guarantees	4,810,473
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(159,593)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,605,972
Loss allowances on loan commitments and financial guarantees	12,696
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	568,541
Loss allowances on loan commitments and financial guarantees	66
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(120,750)
Loss allowances on loan commitments and financial guarantees	(73)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,015,022)
Loss allowances on loan commitments and financial guarantees	(171)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	193,541
Loss allowances on loan commitments and financial guarantees	39
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	659,148
Loss allowances on loan commitments and financial guarantees	13,925
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,696,280
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees		30,808
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(356,265)
Loss allowances on loan commitments and financial guarantees	(1,097)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	321,064
Loss allowances on loan commitments and financial guarantees	3,303
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(727,075)
Loss allowances on loan commitments and financial guarantees	(7,526)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,825,434
Loss allowances on loan commitments and financial guarantees	51,970
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,993,755
Loss allowances on loan commitments and financial guarantees	25,058
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	8,036,670
Loss allowances on loan commitments and financial guarantees	193,286
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(811,208)
Loss allowances on loan commitments and financial guarantees	(153,300)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	390,186
Loss allowances on loan commitments and financial guarantees	(4,351)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	871,990
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees		$ 9,769
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,400,156)
Loss allowances on loan commitments and financial guarantees	(25,788)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,755,506)
Loss allowances on loan commitments and financial guarantees	(47)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Gain Of Control Over Subsidiaries [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	150,279
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	13,749
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,506,199)
Loss allowances on loan commitments and financial guarantees	(12,602)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,986,611
Loss allowances on loan commitments and financial guarantees	32,025
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,051
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,780,310
Loss allowances on loan commitments and financial guarantees	106
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,029,359
Loss allowances on loan commitments and financial guarantees	807
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(798,014)
Loss allowances on loan commitments and financial guarantees	(48)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(773,846)
Loss allowances on loan commitments and financial guarantees	27
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,451,323
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(628,876)
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,880)
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,198,082
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,461,254)
Loss allowances on loan commitments and financial guarantees	(182)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,795,204
Loss allowances on loan commitments and financial guarantees	$ 710